Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies Disclosure [Abstract]
Rent expense under operating leases	$ 2.2	$ 1.4	$ 0.3	$ 0.1
Payment obligation under contract		$ 0.6